Stock-based Activity (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options	$ 667,633	$ 75,040,500
Unrecognized stock-based compensation expense, recognition period	2 years 4 months 24 days	2 years 6 months
Weighted average remaining Contractual term, stock options outstanding	7 years 8 months 12 days	7 years 10 months 24 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under Plan	158,073
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under Plan	8,360,789